Investments (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Components of Investments	Investments consist of the following:
	As of
	March 31, 2021	December 31, 2020
Equity method investments	$179,529	$165,095
Other investments	1,179	1,178
Total investments	$180,708	$166,273
Investments consist of the following:
	As of December 31,
	2020	2019
Equity method investments	$165,095	$154,900
Other investments	1,178	4,458
Total investments	$166,273	$159,358

Schedule of Summarized Information of Equity Method Investments
The summarized financial information of the Company’s equity method investments is as follows:

	As of December 31,
	2020	2019
Total Assets	$30,860,617	$28,594,587
Total Liabilities	$2,228,078	$1,324,162
Total Equity	$28,632,539	$27,270,425

	Year Ended December 31,
	2020	2019	2018
Investment income	$71,613	$144,667	$115,640
Expenses	249,401	218,037	200,914
Net investment income (loss)	(177,788)	(73,370)	(85,274)
Net realized and unrealized gain	2,423,252	2,055,007	1,465,984
Net income	$2,245,464	$1,981,637	$1,380,710